ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) integer	Dec. 31, 2018	Jul. 19, 2016	Oct. 19, 2010
Yi Xin BVI [Member]
Ownership interest				100.00%
China Liberal Bejing [Member] | February 01, 2019 [Member]
Cash Paid To Acquire Non Controlling Interest	$ 453,669
Ownership interest	100.00%
Boya Hong Kong [Member]
Ownership interest			100.00%
Registered capital	$ 5,100,000
Proportion Of Ownership Interest		91.1772%
Ownership interest owned by shareholders		8.8228%
Number of shareholders | integer	5